Investments (details) - Investment Information (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Investment disclosure details
Fixed maturities, amortized cost	$ 62,196	$ 60,829
Fixed maturities, at fair value	63,956	65,393
Equity securities, cost	686	462
Equity securities, at fair value	943	645
Continuous unrealized loss position less than 12 months, fair value	13,836	2,606
Continuous unrealized loss position less than 12 months, gross unrealized losses	592	27
Continuous unrealized loss position 12 months or longer, fair value	875	172
Continuous unrealized loss position 12 months or longer, gross unrealized losses	111	11
Continuous unrealized loss position, total, fair value	14,711	2,778
Continuous unrealized loss position, total, gross unrealized losses	703	38
Available-for-sale securities for which fair value is less than 80% of amortized cost, 3 months or less	7
Available-for-sale securities for which fair value is less than 80% of amortized cost, greater than 3 months, 6 months or less	3
Available-for-sale securities for which fair value is less than 80% of amortized cost, greater than 6 months, 12 months or less	1
Available-for-sale securities for which fair value is less than 80% of amortized cost, greater than 12 months	3
Available-for-sale securities for which fair value is less than 80% of amortized cost, total	14
Maxiumum [Member]
Investment disclosure details
Unrealized investment losses for securities for which fair value is less than 80% of amortized cost, as a percentage of the combined fixed maturity and equity security portfolios on a pretax basis	1.00%
Unrealized investment losses for securities for which fair value is less than 80% of amortized cost, as a percentage of shareholders' equity on an after-tax basis	1.00%
Fixed maturities [Member]
Investment disclosure details
Fixed maturities, amortized cost	62,196	60,829
Gross unrealized gains	2,460	4,598
Gross unrealized losses	700	34
Fixed maturities, at fair value	63,956	65,393
Gross realized gains	66	70	63
Gross realized losses	25	9	10
Continuous unrealized loss position less than 12 months, fair value	13,636	2,553
Continuous unrealized loss position less than 12 months, gross unrealized losses	589	23
Continuous unrealized loss position 12 months or longer, fair value	875	172
Continuous unrealized loss position 12 months or longer, gross unrealized losses	111	11
Continuous unrealized loss position, total, fair value	14,511	2,725
Continuous unrealized loss position, total, gross unrealized losses	700	34
Available-for-sale securities for which fair value is less than 80% of amortized cost, 3 months or less	7
Available-for-sale securities for which fair value is less than 80% of amortized cost, greater than 3 months, 6 months or less	3
Available-for-sale securities for which fair value is less than 80% of amortized cost, greater than 6 months, 12 months or less	1
Available-for-sale securities for which fair value is less than 80% of amortized cost, greater than 12 months	3
Available-for-sale securities for which fair value is less than 80% of amortized cost, total	14
Fixed maturities [Member] | Below investment grade [Member]
Investment disclosure details
Fixed maturities, at fair value	1,930	2,050
U.S. Treasury securities and obligations of U.S. government and government agencies and authorities [Member]
Investment disclosure details
Fixed maturities, amortized cost	2,288	2,148
Gross unrealized gains	39	75
Gross unrealized losses	12	1
Fixed maturities, at fair value	2,315	2,222
Continuous unrealized loss position less than 12 months, fair value	433	589
Continuous unrealized loss position less than 12 months, gross unrealized losses	12	1
Continuous unrealized loss position, total, fair value	433	589
Continuous unrealized loss position, total, gross unrealized losses	12	1
Obligations of states, municipalities and political subdivisions [Member]
Investment disclosure details
Fixed maturities, amortized cost	34,488	35,863
Gross unrealized gains	1,436	2,829
Gross unrealized losses	362	11
Fixed maturities, at fair value	35,562	38,681
Continuous unrealized loss position less than 12 months, fair value	4,785	611
Continuous unrealized loss position less than 12 months, gross unrealized losses	298	9
Continuous unrealized loss position 12 months or longer, fair value	432	45
Continuous unrealized loss position 12 months or longer, gross unrealized losses	64	2
Continuous unrealized loss position, total, fair value	5,217	656
Continuous unrealized loss position, total, gross unrealized losses	362	11
Obligations of states, municipalities and political subdivisions, pre-refunded [Member]
Investment disclosure details
Fixed maturities, amortized cost	9,074	8,458
Gross unrealized gains	445	567
Gross unrealized losses	1
Fixed maturities, at fair value	9,518	9,025
Obligations of states, municipalities and political subdivisions, all other (not pre-refunded) [Member]
Investment disclosure details
Fixed maturities, amortized cost	25,414	27,405
Gross unrealized gains	991	2,262
Gross unrealized losses	361	11
Fixed maturities, at fair value	26,044	29,656
Debt securities issued by foreign governments [Member]
Investment disclosure details
Fixed maturities, amortized cost	2,552	2,185
Gross unrealized gains	33	72
Gross unrealized losses	8
Fixed maturities, at fair value	2,577	2,257
Continuous unrealized loss position less than 12 months, fair value	907	186
Continuous unrealized loss position less than 12 months, gross unrealized losses	8
Continuous unrealized loss position 12 months or longer, fair value	1	2
Continuous unrealized loss position, total, fair value	908	188
Continuous unrealized loss position, total, gross unrealized losses	8
Mortgage-backed securities, collateralized mortgage obligations and pass-through securities [Member]
Investment disclosure details
Fixed maturities, amortized cost	2,263	2,744
Gross unrealized gains	179	255
Gross unrealized losses	18	2
Fixed maturities, at fair value	2,424	2,997
Continuous unrealized loss position less than 12 months, fair value	542	70
Continuous unrealized loss position less than 12 months, gross unrealized losses	17
Continuous unrealized loss position 12 months or longer, fair value	21	36
Continuous unrealized loss position 12 months or longer, gross unrealized losses	1	2
Continuous unrealized loss position, total, fair value	563	106
Continuous unrealized loss position, total, gross unrealized losses	18	2
Residential mortgage-backed pass-through securities classified as available-for-sale, GNMA, FNMA, FHLMC [Member]
Investment disclosure details
Fixed maturities, at fair value	1,060	1,440
Residential collateralized mortgage obligations [Member]
Investment disclosure details
Fixed maturities, at fair value	1,360	1,560
Percent guaranteed by or fully collateralized by securities issued by GNMA, FNMA or FHLMC	42.00%	43.00%
Non-guaranteed residential collateralized mortgage obligations [Member]
Investment disclosure details
Fixed maturities, at fair value	790	893
All other corporate bonds [Member]
Investment disclosure details
Fixed maturities, amortized cost	20,472	17,863
Gross unrealized gains	767	1,360
Gross unrealized losses	299	20
Fixed maturities, at fair value	20,940	19,203
Continuous unrealized loss position less than 12 months, fair value	6,887	1,097
Continuous unrealized loss position less than 12 months, gross unrealized losses	253	13
Continuous unrealized loss position 12 months or longer, fair value	421	89
Continuous unrealized loss position 12 months or longer, gross unrealized losses	46	7
Continuous unrealized loss position, total, fair value	7,308	1,186
Continuous unrealized loss position, total, gross unrealized losses	299	20
Commercial mortgage-backed securities [Member]
Investment disclosure details
Fixed maturities, at fair value	475	453
Commercial mortgage-backed securities, containing guarantees by the U.S. government or a government-sponsored enterprise [Member]
Investment disclosure details
Fixed maturities, at fair value	59	64
Commercial mortgage-backed securities, non-guaranteed securities [Member]
Investment disclosure details
Fixed maturities, at fair value	416	389
Commercial mortgage-backed securities, Canadian non-guaranteed securities [Member]
Investment disclosure details
Fixed maturities, at fair value	7	4
Other fixed maturities [Member]
Investment disclosure details
Available-for-sale securities for which fair value is less than 80% of amortized cost, 3 months or less	7
Available-for-sale securities for which fair value is less than 80% of amortized cost, greater than 3 months, 6 months or less	3
Available-for-sale securities for which fair value is less than 80% of amortized cost, greater than 6 months, 12 months or less	1
Available-for-sale securities for which fair value is less than 80% of amortized cost, greater than 12 months	3
Available-for-sale securities for which fair value is less than 80% of amortized cost, total	14
Redeemable preferred stock [Member]
Investment disclosure details
Fixed maturities, amortized cost	133	26
Gross unrealized gains	6	7
Gross unrealized losses	1
Fixed maturities, at fair value	138	33
Continuous unrealized loss position less than 12 months, fair value	82
Continuous unrealized loss position less than 12 months, gross unrealized losses	1
Continuous unrealized loss position, total, fair value	82
Continuous unrealized loss position, total, gross unrealized losses	1
Equity securities [Member]
Investment disclosure details
Equity securities, cost	686	462
Gross unrealized gains	260	187
Gross unrealized losses	3	4
Equity securities, at fair value	943	645
Gross realized gains	16	8	48
Gross realized losses	1		2
Continuous unrealized loss position less than 12 months, fair value	200	53
Continuous unrealized loss position less than 12 months, gross unrealized losses	3	4
Continuous unrealized loss position, total, fair value	200	53
Continuous unrealized loss position, total, gross unrealized losses	3	4
Equity securities [Member] | Maxiumum [Member]
Investment disclosure details
Gross realized losses		1
Equity securities, common stock [Member]
Investment disclosure details
Equity securities, cost	385	366
Gross unrealized gains	226	148
Gross unrealized losses	1	4
Equity securities, at fair value	610	510
Continuous unrealized loss position less than 12 months, fair value	53	40
Continuous unrealized loss position less than 12 months, gross unrealized losses	1	4
Continuous unrealized loss position, total, fair value	53	40
Continuous unrealized loss position, total, gross unrealized losses	1	4
Equity securities, non-redeemable preferred stock [Member]
Investment disclosure details
Equity securities, cost	301	96
Gross unrealized gains	34	39
Gross unrealized losses	2
Equity securities, at fair value	333	135
Continuous unrealized loss position less than 12 months, fair value	147	13
Continuous unrealized loss position less than 12 months, gross unrealized losses	2
Continuous unrealized loss position, total, fair value	147	13
Continuous unrealized loss position, total, gross unrealized losses	2
Real estate [Member]
Investment disclosure details
Gross realized gains	7	19	0
Gross realized losses	$ 0	$ 0	$ 0